Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 42,063	$ 41,300
Restricted cash, short term portion	31,385	30,640
Accounts receivable, net	5,656	6,478
Prepaid expenses and other current assets	216	489
Total current assets	79,320	78,907
Vessels, net	799,395	774,624
Deposits for vessels acquisitions	350,729	245,567
Deferred finance costs, net	22,703	24,819
Goodwill	1,579	1,579
Intangible assets - other than goodwill	55,556	59,879
Restricted cash, long-term portion	0	1,574
Other long-term assets	873	1,310
Deferred dry dock and special survey costs, net	9,103	7,210
Total non-current assets	1,239,938	1,116,562
Total assets	1,319,258	1,195,469
Current liabilties
Accounts payable	813	1,021
Dividend payable	2,410	2,421
Accrued expenses	11,054	15,492
Due to related parties, short term	46,479	43,616
Deferred revenue	3,228	3,251
Current portion of long-term debt	13,776	11,928
Total current liabilties	77,760	77,729
Long-term debt, net of current portion	945,759	833,483
Loans due to related party	35,000	40,000
Due to related parties, long term	24,549
Other long-term liabilities	344	480
Unfavorable lease terms	4,586	4,928
Total non-current liabilities	1,010,238	878,891
Total liabilities	1,087,998	956,620
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of June 30, 2012 and December 31, 2011	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 40,517,413 shares issued and outstanding as of June 30, 2012 and December 31, 2011	4	4
Additional paid-in capital	250,976	255,849
Accumulated Deficit	(19,720)	(17,004)
Total stockholders' equity	231,260	238,849
Total liabilities and stockholders' equity	$ 1,319,258	$ 1,195,469